CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents (Note 4)	$ 44,440,659	$ 46,701,216
Receivables	19,889	203,346
Prepaid expenses	582,778	751,140
Total current assets	45,043,326	47,655,702
Equipment (Note 6)	263,163	288,943
Mineral property interests (Note 7)	46,965,221	48,806,565
Reclamation deposits	408,459	491,808
Other assets	103,881	152,087
Total assets	92,784,050	97,395,105
Current
Accounts payable and accrued liabilities	1,764,399	1,261,206
Loans payable to Oyu Tolgoi LLC (Note 8)	6,035,948	5,978,133
Deferred revenue (Note 9)	36,218,219	37,638,211
Deferred income tax liabilities	6,564,718	7,340,516
Total liabilities	50,583,284	52,218,066
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 10) 146,734,385 (December 31, 2013 - 146,734,385) issued and outstanding	177,065,075	177,065,075
Additional paid-in capital	20,095,161	20,095,161
Accumulated other comprehensive income (Note 13)	(1,230,673)	465,615
Accumulated deficit during the exploration stage	(153,728,797)	(152,448,812)
Total stockholders' equity	42,200,766	45,177,039
Total liabilities and stockholders' equity	$ 92,784,050	$ 97,395,105